Income Taxes - Income tax expenses (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income tax benefit (expense)			$ 4,595,000	$ (875,000)	$ (488,000)
Effective tax rate			(12.00%)	(1.00%)	(1.00%)
Norwegian Tonnage Tax Regime
Income Taxes
Income tax benefit (expense)			$ 4,610,000	$ (866,000)	$ (479,000)
Effective tax rate	19.00%		(22.00%)
UK tax
Income Taxes
Income tax benefit (expense)			$ (15,000)	$ (9,000)	$ (9,000)
Effective tax rate		25.00%